Accounts payable (Tables)	6 Months Ended
Jun. 30, 2021
Subclassifications of assets, liabilities and equities [abstract]
Summary of the components of accounts payable
The following is a table summarizing our accounts payable as of June 30, 2021 and December 31, 2020:

	As of
In thousands of U.S. dollars	June 30, 2021	December 31, 2020
Scorpio Ship Management S.A.M. (SSM)	$2,086	$902
Scorpio Services Holding Limited (SSH)	427	404
Scorpio MR Pool Limited	246	230
Amounts due to a related party port agent	96	42
Scorpio LR1 Pool Limited	33	—
Scorpio Handymax Tanker Pool Limited	24	2
Scorpio Commercial Management S.A.M. (SCM)	22	58
Scorpio LR2 Pool Limited	12	338
Accounts payable to related parties	2,946	1,976

Suppliers	9,356	10,887
	$12,302	$12,863